Related Party Transactions (Details) - USD ($)	1 Months Ended
	Apr. 26, 2010	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current		$ 570,000	$ 570,000	$ 570,000
Patents [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	300,000
Stock options	200,000
Expire date	Apr. 30, 2015
Shares values	$ 360,000